February 4, 2010

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

            Re:       Dreyfus Opportunity Funds

                        Registration Statement File Nos. 333-34474; 811-09891

Dear Sir or Madam:

            Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 44 to the Registration Statement, electronically filed with the Securities and Exchange Commission on January 27, 2010.

            Please address any comments or questions to the attention of the undersigned at (212) 922-6832.

                                                                                    Very truly yours,

                                                                                    /s/ Christina Zacharczuk

                                                                                    Christina Zacharczuk

                                                                                    Senior Paralegal

CZ/